Significant accounting policies - Government grant (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Amount of financial subsidies received	¥ 186,683	¥ 79,209	¥ 70,529